Other Income	12 Months Ended
Dec. 31, 2023
Other income [Abstract]
Other income
27.	Other income

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Gains on reversal of accounts and other payables (Note)	$263,237	$960,564	$-
Rent income	16,892	20,934	24,026
Indemnity income	-	-	19,793
Others	3,426	2,434	-
	$283,555	$983,932	$43,819

Note:	During the year ended December 31, 2023 and 2022, certain suppliers ceased operation and became uncontactable, the Group assessed that the possibility of making repayment to the supplier as remote, therefore, the Group recognized gains on reversal of accounts and other payables of $263,237 and $960,564, respectively.